Income Taxes (Tables)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Components of Income Tax Provision	The components of the income tax provision for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31,
	2021	2020	2019
Current	$1	$4	$28
Deferred	—	—	—

Total	$1	$4	$28

Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate
A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Federal income tax computed at federal statutory tax rate	21.00%	21.00%	21.00%
State income tax, net of federal benefit	7.26	6.12	6.56
Permanent items	3.60	(0.68)	(0.89)
Federal and state research and development credits	5.79	3.89	4.79
Rate change	—	—	—
Other	(1.41)	(0.88)	(0.77)
Change in valuation allowance	(36.24)	(29.45)	(30.73)

Effective income tax rate	—%	—%	(0.04)%

Schedule of Components of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities consist of the following at December 31, 2021 and 2020 (in thousands):

	Year ended December 31,
	2021	2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$109,166	$80,658
Tax credit carryforwards	22,446	17,442
Intangible assets	3,000	3,219
Stock-based compensation	5,700	5,117
Deferred revenue	2,810	6,034
Capital lease	6,812	7,284
Other	2,395	1,725

Total deferred tax assets	152,329	121,479
Less valuation allowance	(146,285)	(114,946)

Net deferred tax assets	6,044	6,533
Deferred tax liabilities:
Right-of-use asset	3,946	4,215
Fixed assets	2,098	2,318

Total deferred tax liabilities	6,044	6,533

Net deferred taxes	$—	$—

Tyme Technologies, Inc. and Subsidiaries [Member]
Income Taxes [Line Items]
Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate
A reconciliation of income tax benefit computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Year Ended March 31,
	2022	2021
U.S. statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	11.59%	—
Permanent differences	—	(0.02)%
Tax credit carryforwards	7.93%	4.70%
Valuation allowance	(37.08)%	(20.98)%
Stock compensation	(5.05)%	(3.41)%
Warrants	1.61%	(1.29)%
Effective tax rate	—%	—%

Schedule of Components of Deferred Tax Assets and Liabilities	The significant components of the Company’s deferred tax assets are comprised of the following:

	March 31,
	2022	2021
Net operating loss carryforward	$27,564,077	$20,123,621
Research and development credit carryforward	884,130	1,164,895
Orphan Drug Credit	4,157,360	2,002,559
Stock options – NQSOs	4,765,662	5,267,351
Accruals and other temporary differences	662,754	595,418

Gross deferred tax assets	38,033,983	29,153,844
Deferred tax valuation allowance	(38,033,983)	(29,153,844)

Net deferred taxes	$—	$—

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended March 31,
	2022	2021
Gross unrecognized tax benefits at beginning of year	$558,962	$318,394
Increases (decreases) for tax positions in prior period	—	(99,063)
Increase for tax positions in current period	330,712	339,631

Gross unrecognized tax benefits at end of year	$889,674	$558,962